Income taxes - Amounts recognized in profit or loss (Details) - RUB (₽) ₽ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Income taxes
Applicable tax rate	20.00%	20.00%	20.00%	20.00%
Current tax expense:
Current year	₽ (1,919,618)	₽ (1,935,291)	₽ (873,925)
Reversal of provision for uncertain income tax positions	112,129	221,700	92,012
Recognition of provision for uncertain income tax positions	(14,164)	(31,332)	(4,044)
Total current tax expense	(1,821,653)	(1,744,923)	(785,957)
Deferred tax reversal:
Origination and reversal of temporary differences	277,152	370,089	100,185
Total deferred tax reversal	277,152	370,089	100,185
Total income tax expense	₽ (1,544,501)	₽ (1,374,834)	₽ (685,772)